Stockholder's Equity (Deficit) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Series A sale price	$ 5,460,000	$ 5,460,000
Series A Preferred Stock [Member]
Series A sale price	5,400,000
Less: Reclassification of warrant fair value to liability	(5,669,897)
Offering costs	(496,348)
Plus: Deemed dividend	2,634,185
Series A dividends	60,000
Redemption of temporary equity	$ 1,928,000